Share based compensation - Summary of activities of the share options (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of share options
Outstanding at the beginning		21,444,931	17,740,297	17,740,297
Grant		4,033,274
Prior to IPO				640,095
Post IPO				3,628,971
Forfeiture		(1,000)		(564,432)
Outstanding at the end	17,740,297	25,477,205		21,444,931	17,740,297
Exercisable		23,912,776		19,681,140
Weighted average exercise price
Outstanding at the beginning		¥ 5.78	¥ 5.06	¥ 5.06
Prior to IPO				10.33
Post IPO				8.41
Forfeiture				5.35
Outstanding at the end	¥ 5.06	8.11		5.78	¥ 5.06
Exercisable		¥ 8.06		¥ 5.52
Weighted remaining contractual years	9 years 2 months 26 days	8 years 6 months 14 days		8 years 4 months 6 days
Exercisable		8 years 6 months 21 days		8 years 6 months 21 days
Aggregate intrinsic value	¥ 473,237	¥ 1,321,995		¥ 764,494	¥ 473,237
Exercisable		¥ 1,241,983		¥ 706,750
Weighted average grant date fair value		¥ 34.61	¥ 0	¥ 22.32	¥ 11.93	¥ 6.02